Commitments and Contingencies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 12,053	$ 39,935	$ 49,491	$ 83,117
Equity, Attributable to Parent	$ 2,415,012	$ 4,767,353	$ 2,415,012	$ 4,767,353	$ 4,331,777	$ 2,095,247	$ 3,850,083	$ 6,143,327	$ 7,915,053	$ 9,410,937